Interest and Other, Net - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking And Thrift Interest [Abstract]
Interest and other income	€ 9.2	€ 16.6	€ 41.2
Interest and other expenses	33.6	22.8	33.8
Net interest expense Eurobond and Interest Rate Swaps and Lease Obligations and Amortized Financing Costs	16.2	10.8	14.2
Principal amount	600
Interest rate on principal amount of Eurobond	5.75%
Loss on partial extinguishment of debt	8.9	0	0
Year of maturity	2017
Interest income on cash pools	€ 1.9	€ 4.2	€ 6.8